Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 102,925		$ 46,051
Rate increase on funds invested	3		81
Rate decrease on funds invested	$ (3)		$ (81)
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		1		1
Rate decrease on funds invested		$ (1)		$ (1)
Bottom of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.03%	0.03%	1.76%	1.76%
Rate increase	0.03%	0.03%	1.94%	1.94%
Rate decrease	0.03%	0.03%	1.58%	1.58%
Bottom of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.86%	0.86%	2.23%	2.23%
Rate increase	0.95%	0.95%	2.45%	2.45%
Rate decrease	0.77%	0.77%	2.01%	2.01%
Top of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.03%	0.03%	1.76%	1.76%
Rate increase	0.03%	0.03%	1.94%	1.94%
Rate decrease	0.03%	0.03%	1.58%	1.58%
Top of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.86%	0.86%	2.23%	2.23%
Rate increase	0.95%	0.95%	2.45%	2.45%
Rate decrease	0.77%	0.77%	2.01%	2.01%